SHAREHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
SCHEDULE OF SHARE CAPITAL

	Number of shares
	June 30, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.165 par value	484,848,485	610,496	484,848,485	135,812

Preferred shares USD 0.0001 par value	200,000,000,000	-	200,000,000,000	-

Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

	Number of shares
	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.0022 par value	36,363,636,364	10,185,909	22,727,272	-
Preferred shares USD 0.0001 par value	200,000,000,000	-	-	-
Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

SCHEDULE OF RESTRICTED STOCK UNIT

	Six months period ended June 30, 2024 (in thousands)	Six months period ended June 30, 2023 (in thousands)
Outstanding at beginning of period	2	-
Granted	20	3
Vested	(13)	(1)

Outstanding at June 30, 2023	9	2

	Year ended December 31, 2023 (in thousands)	Year ended December 31, 2022 (in thousands)
Outstanding at beginning of period	-	-
Granted	197	-
Vested	(57)	-
Forfeited	(4)	-

Outstanding at December 31, 2023	136	-

SCHEDULE OF SHARE OPTION GRANTED

	Year ended December 31, 2023		Year ended December 31, 2022
	Number of options (in thousands)	Weighted average Exercise price (USD)	Number of options (in thousands)	Weighted average Exercise price (USD)
Outstanding at beginning of year	57	44.22	73	41.85
Issue of options	38	82.04	17	41.85
Expired	(30)	31.02	(33)	34.10

Outstanding at end of year	65	69.92	57	54.25
Exercisable options	58	68.67	38	43.40

SCHEDULE OF OPTIONS TO EMPLOYEES OUTSTANDING

The options to employees and service providers outstanding as of December 31, 2023, are comprised, as follows:

Exercise price (USD)	Outstanding as of December 31, 2023	Weighted average remaining contractual term	Exercisable as of December 31, 2023	Weighted average remaining contractual term
		(years)		(years)
18.70-23.32	5	2.46	5	2.46
29.48-31.02	3	3.21	3	3.21
40.48-48.18	6	1.41	6	1.41
52.80-56.10	9	2.26	9	2.26
78.54-88.00	35	4.40	28	4.38
93.28-108.90	7	3.03	7	3.03
	65		58